Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Net loss	$ 1,892	$ 1,914	$ 5,491	$ 4,308
Other comprehensive loss:
Net unrealized gain on available for sale securities	(87)	(93)	(100)	(112)
Comprehensive loss	$ 1,805	$ 1,821	$ 5,391	$ 4,196